Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 73.5%
$9,172,759	Alternative Loan Trust 2005-62 0.022%, 12/25/2035[1,2,3]	$18,460
3,570,000	Arbor Realty Commercial Real Estate Notes 2021-FL1 Ltd. 6.218%, (1-Month USD Libor+340 basis points), 12/15/2035[1,4,5]	3,425,844
4,000,000	Arbor Realty Commercial Real Estate Notes 2021-FL4 Ltd. 6.218%, (1-Month USD Libor+340 basis points), 11/15/2036[1,4,5]	3,738,528
5,880,000	Bellemeade Re 2020-2 Ltd. 9.084%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	6,004,187
1,378,000	Bellemeade Re 2020-3 Ltd. 9.434%, (1-Month USD Libor+635 basis points), 10/25/2030[1,4,5]	1,384,256
2,000,000	Bellemeade Re 2021-1 Ltd. 7.131%, (30-Day SOFR Average+485 basis points), 3/25/2031[1,4,5]	1,924,405
	Bellemeade Re 2021-2 Ltd.
4,500,000	5.181%, (30-Day SOFR Average+290 basis points), 6/25/2031[1,4,5]	3,988,875
3,000,000	6.431%, (30-Day SOFR Average+415 basis points), 6/25/2031[1,4,5]	2,562,650
534,569	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2023[4,6]	—
3,755,968	Carvana Auto Receivables Trust 2022-N1 2.310%, 12/11/2028[1,4]	3,673,453
1,750,000	Eagle RE 2021-2 Ltd. 6.531%, (30-Day SOFR Average+425 basis points), 4/25/2034[1,4,5]	1,648,740
3,500,000	Freddie Mac STACR REMIC Trust 2021-DNA5 7.780%, (30-Day SOFR Average+550 basis points), 1/25/2034[1,4,5]	2,702,211
2,075,000	Freddie Mac STACR REMIC Trust 2021-HQA1 7.281%, (30-Day SOFR Average+500 basis points), 8/25/2033[1,4,5]	1,589,777
3,550,000	Freddie Mac STACR REMIC Trust 2021-HQA2 7.730%, (30-Day SOFR Average+545 basis points), 12/25/2033[1,4,5]	2,851,469
2,000,000	Freddie Mac STACR REMIC Trust 2022-DNA3 6.631%, (30-Day SOFR Average+435 basis points), 4/25/2042[1,4,5]	1,824,179
	Freddie Mac Structured Agency Credit Risk Debt Notes
482,909	13.834%, (1-Month USD Libor+1,075 basis points), 3/25/2025[1,5]	482,612
4,793,485	12.284%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	5,188,468
1,643,072	10.634%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,664,714
3,141,490	5.584%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,969,876
220,219	6.084%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	157,301
5,568,459	3.763%, 2/25/2048[1,3,4]	4,096,558
2,192,601	3.840%, 5/25/2048[1,3,4]	1,625,445
5,001,264	4.161%, 8/25/2048[1,3,4]	4,104,102
1,841,552	4.510%, 11/25/2048[1,3,4]	1,464,476
2,127,000	7.284%, (1-Month USD Libor+420 basis points), 2/25/2047[1,4,5]	2,152,176
3,100,000	7.134%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	3,136,121
3,692,356	12.434%, (1-Month USD Libor+935 basis points), 4/25/2028[1,5]	3,803,127
4,000,000	Home RE 2021-1 Ltd. 6.734%, (1-Month USD Libor+365 basis points), 7/25/2033[1,4,5]	3,441,900

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
	JP Morgan Wealth Management
$1,082,809	5.031%, (30-Day SOFR Average+275 basis points), 3/25/2051[1,4,5]	$1,002,940
714,654	5.931%, (30-Day SOFR Average+365 basis points), 3/25/2051[1,4,5]	670,145
1,576,000	9.180%, (30-Day SOFR Average+690 basis points), 3/25/2051[1,4,5]	1,482,479
3,150,000	JPMorgan Chase Bank N.A. - CACLN 9.812%, 2/26/2029[1,4]	2,880,064
3,500,000	Oaktown Re VII Ltd. 6.681%, (30-Day SOFR Average+440 basis points), 4/25/2034[1,4,5]	3,069,323
4,500,000	PNMAC GMSR Issuer Trust 2018-GT2 5.734%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	4,390,331
2,350,000	Radnor RE 2020-1 Ltd. 6.084%, (1-Month USD Libor+300 basis points), 1/25/2030[1,4,5]	2,213,360
4,750,000	Radnor RE 2021-1 Ltd. 6.281%, (30-Day SOFR Average+400 basis points), 12/27/2033[1,4,5]	4,114,607
	Radnor RE 2021-2 Ltd.
2,000,000	7.281%, (30-Day SOFR Average+500 basis points), 11/25/2031[1,4,5]	1,887,788
4,000,000	8.280%, (30-Day SOFR Average+600 basis points), 11/25/2031[1,4,5]	3,678,053
	Radnor RE 2022-1 Ltd.
1,000,000	5.933%, (30-Day SOFR Average+375 basis points), 9/25/2032[1,4,5]	996,794
1,000,000	8.933%, (30-Day SOFR Average+675 basis points), 9/25/2032[1,4,5]	995,161
892,247	RESI Finance LP 2003-CB1 4.406%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	790,359
3,500,000	RMF Buyout Issuance Trust 2021-HB1 6.000%, 11/25/2031[1,3,4]	3,135,150
4,250,000	Santander Bank N.A. - SBCLN 6.171%, 12/15/2031[1,4]	3,787,073
	STAR 2021-SFR1 Trust
3,000,000	6.193%, (1-Month USD Libor+320 basis points), 4/17/2038[4,5]	2,841,310
3,633,000	7.443%, (1-Month USD Libor+445 basis points), 4/17/2038[4,5]	3,504,327
	Triangle Re 2021-2 Ltd.
2,000,000	8.584%, (1-Month USD Libor+550 basis points), 10/25/2033[1,4,5]	1,920,474
2,500,000	10.584%, (1-Month USD Libor+750 basis points), 10/25/2033[1,4,5]	2,355,442
5,104,000	Triangle Re 2021-3 Ltd. 7.231%, (30-Day SOFR Average+495 basis points), 2/25/2034[1,4,5]	4,431,436
	TOTAL ASSET-BACKED SECURITIES
	(Cost $132,226,536)	121,770,526
	COLLATERALIZED MORTGAGE OBLIGATIONS — 15.8%
2,158,000	Chase Mortgage Finance Corp. 8.781%, (30-Day SOFR Average+650 basis points), 2/25/2050[1,4,5]	2,007,618
8,442,563	CHL Mortgage Pass-Through Trust 2005-3 0.023%, 4/25/2035[1,2,3]	4,987
3,500,000	Dominion Mortgage Trust 2021-RTL1 5.731%, 7/25/2027[1,4,7]	3,001,162

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
	Fannie Mae Connecticut Avenue Securities
$4,100,000	12.334%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	$4,108,188
2,926,558	8.334%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	2,995,425
3,007,428	7.984%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	3,082,353
1,617,106	FARM Mortgage Trust 2021-1 3.238%, 7/25/2051[1,3,4]	1,166,318
	JP Morgan Mortgage Trust 2020-8
812,886	3.514%, 3/25/2051[1,3,4]	563,391
855,000	3.514%, 3/25/2051[1,3,4]	380,906
1,817,133	3.514%, 3/25/2051[1,3,4]	651,325
2,451,507	JP Morgan Seasoned Mortgage Trust 2014-1 2.427%, 5/25/2033[1,3,4]	2,166,211
2,128,973	JP Morgan Trust 2015-1 3.413%, 12/25/2044[1,3,4]	2,096,090
	Morgan Stanley Residential Mortgage Loan Trust 2021-2
1,695,619	2.902%, 5/25/2051[1,3,4]	946,128
1,500,000	2.901%, 5/25/2051[1,3,4]	467,014
1,235,790	2.901%, 5/25/2051[1,3,4]	283,840
	Oceanview Mortgage Trust 2021-1
1,543,000	2.723%, 5/25/2051[1,3,4]	535,724
772,000	2.723%, 5/25/2051[1,3,4]	229,071
	Oceanview Mortgage Trust 2021-3
1,406,000	2.715%, 6/25/2051[1,3,4]	481,115
527,000	2.715%, 6/25/2051[1,3,4]	154,808
912,924	Western Mortgage Reference Notes Series 2021-CL2 8.781%, (30-Day SOFR Average+650 basis points), 7/25/2059[1,4,5]	907,356
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $30,024,152)	26,229,030

Number of Contracts
	PURCHASED OPTIONS CONTRACTS — 0.6%
	PUT OPTIONS — 0.6%
527	SPDR S&P 500 ETF Trust Exercise Price: $365.00, Notional amount: $19,235,500, Expiration Date: November 18, 2022	890,630
	TOTAL PUT OPTIONS
	(Cost $331,987)	890,630
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $331,987)	890,630

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2022 (Unaudited)

Principal Amount		Value
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/20293,6,8,*	$—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 10.3%
1,087,197	Fidelity Institutional Government Portfolio, 2.699%[9]	1,087,197
16,001,204	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 2.757%[9]	16,001,204
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $17,088,401)	17,088,401
	TOTAL INVESTMENTS — 100.2%
	(Cost $179,677,532)	165,978,587
	Liabilities in Excess of Other Assets — 0.2%	(339,903)
	TOTAL NET ASSETS — 100.0%	$165,638,684

LLC – Limited Liability Company
REMIC – Real Estate Mortgage Investment Conduit
LP – Limited Partnership
ETF – Exchange-Traded Fund

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $127,632,233, which represents 77.1% of total net assets of the Fund.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 0.0% of Net Assets. The total value of these securities is $0.
[7]Step rate security.
[8]Security is in default.
[9]The rate is the annualized seven-day yield at period end.
*Non-income producing security.